UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

       Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS—as of October 31, 2012 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks—96.6% of Net Assets
Lodging—1.3%
82,500	Starwood Hotels & Resorts Worldwide, Inc.	$4,277,625

Real Estate—2.0%
164,000	Brookfield Office Properties, Inc.	2,530,520
235,400	Forest City Enterprises, Inc., Class A(b)	3,778,170

		6,308,690

Real Estate Investment Trusts—93.3%
	REITs—Apartments—15.5%
102,400	American Campus Communities, Inc.	4,639,744
101,300	AvalonBay Communities, Inc.	13,732,228
24,000	BRE Properties, Inc.	1,160,400
114,100	Camden Property Trust	7,488,383
371,000	Equity Residential	21,299,110
11,000	Essex Property Trust, Inc.	1,650,000

		49,969,865

	REITs—Diversified—11.7%
124,000	American Assets Trust, Inc.	3,369,080
15,100	CoreSite Realty Corp.	343,223
226,600	DuPont Fabros Technology, Inc.	4,862,836
146,600	Entertainment Properties Trust	6,516,370
278,900	First Potomac Realty Trust	3,321,699
161,600	Liberty Property Trust	5,675,392
159,000	Retail Properties of America, Inc., Class A	1,946,160
145,000	Vornado Realty Trust	11,630,450

		37,665,210

	REITs—Health Care—11.5%
324,900	HCP, Inc.	14,393,070
40,300	Health Care REIT, Inc.	2,395,029
230,400	Omega Healthcare Investors, Inc.	5,285,376
234,800	Ventas, Inc.	14,855,796

		36,929,271

	REITs—Hotels—4.2%
649,700	Host Hotels & Resorts, Inc.	9,394,662
52,200	Pebblebrook Hotel Trust	1,107,684
169,600	RLJ Lodging Trust	3,022,272

		13,524,618

	REITs—Manufactured Homes—1.4%
65,600	Equity Lifestyle Properties, Inc.	4,416,848

	REITs—Office Property—11.2%
78,400	Alexandria Real Estate Equities, Inc.	5,521,712
269,000	BioMed Realty Trust, Inc.	5,143,280
140,800	Boston Properties, Inc.	14,967,040
195,000	Kilroy Realty Corp.	8,659,950

Shares	Description	Value (†)
Common Stocks—continued
Real Estate Investment Trusts—continued
	REITs—Office Property—continued
101,300	Piedmont Office Realty Trust, Inc., Class A	$1,803,140

		36,095,122

	REITs—Regional Malls—15.8%
205,400	Macerich Co. (The)	11,707,800
258,100	Simon Property Group, Inc.	39,285,401

		50,993,201

	REITs—Shopping Centers—8.7%
451,000	DDR Corp.	6,927,360
77,900	Federal Realty Investment Trust	8,399,957
115,756	Kite Realty Group Trust	633,185
154,000	Ramco-Gershenson Properties Trust	1,995,840
145,000	Regency Centers Corp.	6,962,900
240,600	Retail Opportunity Investments Corp.	3,045,996

		27,965,238

	REITs—Single Tenant—1.4%
97,200	National Retail Properties, Inc.	3,079,296
57,200	Select Income REIT	1,413,412

		4,492,708

	REITs—Storage—7.5%
195,500	CubeSmart	2,564,960
173,800	Extra Space Storage, Inc.	5,994,362
113,700	Public Storage	15,762,231

		24,321,553

	REITs—Warehouse/Industrials—4.4%
413,200	ProLogis, Inc.	14,168,628

	Total Real Estate Investment Trusts	300,542,262

	Total Common Stocks (Identified Cost $257,808,420)	311,128,577

Principal Amount
Short-Term Investments—3.3%
$10,613,717	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2012 at 0.010% to be repurchased at $10,613,720 on 11/01/2012 collateralized by $10,450,000 Federal National Mortgage Association, 2.750% due 4/16/2019 valued at $10,828,813 including accrued interest(c) (Identified Cost $10,613,717)	10,613,717

Description	Value (†)
Total Investments—99.9% (Identified Cost $268,422,137)(a)	$321,742,294
Other Assets Less Liabilities – 0.1%	221,968

Net Assets—100.0%	$321,964,262

(†)

Common stocks, for which market quotations are readily available, are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At October 31, 2012, the net unrealized appreciation on investments based on a cost of $268,422,137 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$55,526,587
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,206,430)

Net unrealized appreciation	$53,320,157

At January 31, 2012, the Fund had a short-term capital loss carryforward of $17,532,085 which expires on January 31, 2018 and post-October capital loss deferrals of $308,007. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$311,128,577	$—	$—	$311,128,577

Short-Term Investments	—	10,613,717	—	10,613,717

Total	$311,128,577	$10,613,717	$—	$321,742,294

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at October 31, 2012 (Unaudited)

Regional Malls	15.8%
Apartments	15.5
Diversified	11.7
Health Care	11.5
Office Property	11.2
Shopping Centers	8.7
Storage	7.5
Warehouse/Industrials	4.4
Hotels	4.2
Real Estate	2.0
Other Investments, less than 2% each	4.1
Short-Term Investments	3.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 18, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 18, 2012